DEBT (Details 1) (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Interest Expense, Debt	$ 5,451,457	$ 41,522	$ 11,847,283	$ 75,833
Accretion Of And Interest On Convertible Notes [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	1,617,734		7,860,335
Fin Seller Notes [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	530,625		655,625
Fin Penatly Shares [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	3,224,813		3,224,813
Other Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	$ 78,285	$ 41,522	$ 106,510	$ 75,833